Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
VIE consolidated amount of cash and cash equivalents	$ 1,146	$ 1,609	$ 17,493
VIE consolidated amount of prepaid taxes	1,643	1,741	1,357
VIE consolidated amount of prepaid taxes	28	0
VIE consolidated amount of other payables and accrued liabilities	$ 1,028	$ 1,090	$ 1,548
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	200,000,000	200,000,000	200,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	75,452,012	75,452,012	290,460,047
Common stock, shares outstanding	75,452,012	75,452,012	290,460,047